Significant changes in the current reporting period (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Feb. 28, 2026 shares
Disclosure of objectives, policies and processes for managing capital [line items]
Termination benefit liability | $	$ 1,400
Gross proceeds from equity offering | $	164,600	$ 82,481
Senior Term Loan Facility
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowing facilities, maximum borrowing capacity | $	$ 75,000
Cash interest, payable percentage	0.125
Treasury shares | Alvotech Manco ehf.
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares issued (in shares)			12,500,000
Ordinary Shares
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares issued (in shares)	43,893,333
Ordinary Shares | Public Stock Offering
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares issued (in shares)	26,066,667
Price per share (in dollars per share) | $ / shares	$ 3.75
Ordinary Shares | Private Placement
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares issued (in shares)	17,826,666
Price per share (in dollars per share) | $ / shares	$ 3.75